Other Gains (Losses), Net (Tables)	12 Months Ended
Dec. 31, 2024
Other Gains (Losses), Net [Abstract]
Schedule of Other Gains (Losses), Net
	Year ended	Year ended	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Gain/(loss) on financial liabilities at fair value through profit or loss (Refer to Note 22 and 23)*	(59,540,069)	6,050,777	437,319
Net currency exchange gains (losses)**	(27,799,084)	78,178	1,079,191
Loss on financial assets at fair value through profit or loss (Refer to Note 6)	$(46,146)	$(78,128)	$(32,311)
Loss on disposal of subsidiaries	-	-	(69,335)
Gain (loss) on disposal of property and equipment	656	(94)	(70,698)
Loss on lease modification	-	-	(48,488)
Other losses	(41,156)	(17,914)	(72,793)
	$(87,425,799)	$6,032,819	$1,222,885

*	Gain/(loss) on financial liabilities at fair value through profit or loss includes notional non-cash impact of fair value remeasurement on convertible preference shares and warrants.

**	During the year ended December 31, 2024, net currency exchange losses increased primarily due to devaluation of monetary assets denominated in the Egyptian pound arising from the sharp depreciation of the Egyptian pound against the U.S. dollar in March 2024.